ASSETS HELD FOR SALE (Table)	6 Months Ended
Jun. 30, 2019
ASSETS HELD FOR SALE
Schedule of assets held for sale

	30 June 2019	31 December 2018
	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	23,746	24,284
Total assets held for sale	23,746	24,284

Restoration provision associated with assets held for sale	1,245	1,125
Total liabilities related to assets held for sale	1,245	1,125